Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents
Cash and Cash Equivalents

5. Cash and Cash Equivalents

	December 31,
	2020	2019

	(in US$’000)
Cash at bank and on hand (note (a))	87,828	85,990
Bank deposits maturing in three months or less (note (a))	147,802	35,167
	235,630	121,157
Denominated in:
US$ (note (b))	164,201	84,911
RMB (note (b))	64,258	27,768
UK Pound Sterling (“£”) (note (b))	954	335
Hong Kong dollar (“HK$”)	5,907	8,143
Euro	310	—
	235,630	121,157

Notes:

(a)	The weighted average effective interest rate on bank deposits for the years ended December 31, 2020 and 2019 was 1.12% per annum and 2.15% per annum respectively.
(b)	Certain cash and bank balances denominated in RMB, US$ and £ were deposited with banks in the PRC. The conversion of these balances into foreign currencies is subject to the rules and regulations of foreign exchange control promulgated by the PRC government.